Related Party Balances and Transactions	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Jul. 31, 2022
Related Party Balances and Transactions

Note 5 - Related Party Transactions

Founder Shares

On January 21, 2021 and February 5, 2021, 8i Holdings Limited paid an aggregate price of $25,000, or approximately $0.017 per share, to cover certain offering costs in consideration for 1,437,500 ordinary shares (the “Insider Shares” or “Founder Shares”). On April 12, 2021, 8i Holdings Limited transferred an aggregate of 1,437,500 Founder Shares to the Sponsor for $25,000. On June 14, 2021, the Sponsor transferred 15,000 Founder Shares in the aggregate to the Company’s directors for nominal consideration. On October 25, 2021, the Company issued an additional 718,750 ordinary shares which were purchased by the Sponsor for $12,500, resulting in an aggregate of 2,156,250 ordinary shares outstanding. The issuance was considered as a nominal issuance, in substance a recapitalization transaction, which was recorded and presented retroactively. The Founder Shares are identical to the ordinary shares included in the Units sold in the IPO. The Sponsor agreed to forfeit 281,250 Founder Shares to the extent that the over-allotment option was not exercised in full by the underwriters. On November 24, 2021, the underwriters exercised the over-allotment option in full, so there are no Founder Shares subject to forfeiture.

All of the Founder Shares issued and outstanding prior to the date of the IPO were placed in escrow with an escrow agent until the earlier of six months after the date of the consummation of an Initial Business Combination and the date on which the closing price of the Company’s ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after an Initial Business Combination or earlier, if, subsequent to an Initial Business Combination, the Company consummated a liquidation, merger, share exchange or other similar transaction which resulted in all of its shareholders having the right to exchange their shares for cash, securities or other property. On November 24, 2021, the underwriters exercised the over-allotment option in full, so there are no founder shares subject to forfeiture.

Promissory Note - Related Party

On January 12, 2022, Mr. Meng Dong (James) Tan, the Company’s then Chief Executive Officer and Chairman of the Company’s board of directors, agreed to loan the Company up to $300,000 to cover expenses related to the IPO pursuant to a promissory note (the “January Note”). On March 18, 2022, Mr. Tan entered into a promissory note with the Company for $500,000 (the “March Note”). On August 16, 2022, the Company entered into a promissory note with Mr. Tan for $200,000 (the “August Note”, together with the January Note and the March Note, collectively, the “Promissory Notes”). The Promissory Notes were non-interest bearing and payable promptly after the date on which the Company consummated an Initial Business Combination. As of October 31, 2022 and July 31, 2022, the total amount borrowed under the Promissory Notes was $1,000,000 and $800,000, respectively.

Mr. Meng Dong (James) Tan had the right, but not the obligation, to convert the Promissory Notes, in whole or in part, into private units (the “Units”) of the Company containing the same securities as issued in the Company’s IPO and by providing the Company with written notice of its intention to convert the Promissory Notes at least one business day prior to the closing of an Initial Business Combination. The number of Units to be received by the Mr. Meng Dong (James) Tan in connection with such conversion was to be an amount determined by dividing (x) the sum of the outstanding principal amount payable to Mr. Meng Dong (James) Tan, by (y) $10.00. The Business Combination was consummated on November 17, 2022 and Mr. Meng Dong (James) Tan did not exercise his right to convert the Promissory Notes.

Due to Related Parties

As of October 31, 2022 and July 31, 2022, the total amount contains administrative service fee of $113,000 and $83,000 accrued by the Company’s Sponsor, respectively.

For the year ended July 31, 2022, Mr. Meng Dong (James) Tan, the Company’s then Chief Executive Officer and Chairman of the Company’s board of directors, loaned the Company $3,894 to cover certain operating expenses of the Company. As of July 31, 2022, the total amount due to Mr. Tan was $3,894 and such balance was converted into promissory note on August 16, 2022. As of October 31, 2022, the total amount due to Mr. Tan was $0.

8i ACQUISITION 2 CORP.

NOTES TO UNAUDITED CONDENSED FINANCIAL STATEMENTS

Administrative Service Fee

The Company agreed, commencing on the effective date of the IPO, to pay the affiliate of the Company’s Sponsor a monthly fee of an aggregate of $10,000 for office space, utilities and personnel. This arrangement terminated upon the completion of the Business Combination. For the three months ended October 31, 2022 and 2021, the Company has incurred $30,000 and $0, respectively, of administrative service fee, which is included in formation and operating costs on the statements of operations.

Note 5 - Related Party Transactions

Founder Shares

On January 21, 2021 and February 5, 2021, 8i Holdings Limited paid an aggregate price of $25,000, or approximately $0.017 per share, to cover certain offering costs in consideration for 1,437,500 ordinary shares (the “Insider Shares” or “Founder Shares”). On April 12, 2021, 8i Holdings Limited transferred an aggregate of 1,437,500 Founder Shares to the Sponsor for $25,000. On June 14, 2021, the Sponsor transferred 15,000 Founder Shares in the aggregate to the Company’s directors for nominal consideration. On October 25, 2021, the Company issued an additional 718,750 ordinary shares which were purchased by the Sponsor for $12,500, resulting in an aggregate of 2,156,250 ordinary shares outstanding. The issuance was considered as a nominal issuance, in substance a recapitalization transaction, which was recorded and presented retroactively. The Founder Shares are identical to the ordinary shares included in the Units being sold in the IPO. The Sponsor has agreed to forfeit 281,250 Founder Shares to the extent that the over-allotment option is not exercised in full by the underwriters. The forfeiture is adjusted to the extent that the over-allotment option is not exercised in full by the underwriters so that the Founder Shares represent 20% of the Company’s issued and outstanding shares (excluding shares from units of private placement) after the IPO. On November 24, 2021, the underwriters exercised the over-allotment option in full, so there are no founder shares subject to forfeiture.

8i ACQUISITION 2 CORP.

NOTES TO FINANCIAL STATEMENTS

All of the Founder Shares issued and outstanding prior to the date of the IPO will be placed in escrow with an escrow agent until the earlier of six months after the date of the consummation of an Initial Business Combination and the date on which the closing price of the Company’s ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after the Initial Business Combination or earlier, if, subsequent to the Initial Business Combination, the Company consummates a liquidation, merger, share exchange or other similar transaction which results in all of its shareholders having the right to exchange their shares for cash, securities or other property. Up to 281,250 of the Founder Shares may also be released from escrow earlier than this date for forfeiture and cancellation if the over-allotment option is not exercised in full within 45-day after the IPO. On November 24, 2021, the underwriters exercised the over-allotment option in full, so there are no founder shares subject to forfeiture.

Promissory Note - Related Party

On January 12, 2022, Mr. Meng Dong (James) Tan, the Company’s Chief Executive Officer of the Company, agreed to loan the Company up to $300,000 to cover expenses related to the IPO pursuant to a promissory note (the “January Note”). On March 18, 2022, Mr. Tan entered into a promissory note with the Company for $500,000 (the “March Note,” and together with the January Note, the “Promissory Notes”). The Promissory Notes were non-interest bearing and payable promptly after the date on which the Company consummates an Initial Business Combination. As of July 31, 2022, the total amount borrowed under the Promissory Notes was $800,000

Mr. Meng Dong (James) Tan has the right, but not the obligation, to convert the Promissory Notes, in whole or in part, into private units (the “Units”) of the Company containing the same securities as issued in the Company’s IPO and by providing the Company with written notice of its intention to convert the Promissory Notes at least one business day prior to the closing of a Business Combination. The number of Units to be received by the Mr. Meng Dong (James) Tan in connection with such conversion shall be an amount determined by dividing (x) the sum of the outstanding principal amount payable to Mr. Meng Dong (James) Tan, by (y) $10.00.

Due to Related Parties

As of July 31, 2022 and 2021, the total amount contains administrative service fee of $83,000 and $0 accrued by the Company’s Sponsor, respectively.

For the year ended July 31, 2022, Mr. Meng Dong (James) Tan, Chief Executive Officer of the Company, loaned the Company $3,894 to cover certain operating expenses of the Company. As of July 31, 2022, the total amount due to Mr. Tan was $3,894.

Related Party Loans

As of July 31, 2022 and 2021, 8i Enterprises Pte Ltd, a company wholly owned by Mr. Meng Dong (James) Tan, had loaned the Company an aggregate of $0 and $396,157 in regard to the costs associated with formation and the IPO, respectively. Such loan is non-interest bearing. On December 6, 2021, the Company repaid $396,157 of related party loans.

Administrative Service Fee

The Company has agreed, commencing on the effective date of the IPO, to pay the affiliate of the Company’s Sponsor a monthly fee of an aggregate of $10,000 for office space, utilities and personnel. This arrangement will terminate upon the completion of a Business Combination or the distribution of the Trust Account to the public shareholders. For the year ended July 31, 2022, the Company has accrued $83,000 of administrative service fee, which is included in formation and operating costs on the statements of operations.

8i ACQUISITION 2 CORP.

NOTES TO FINANCIAL STATEMENTS

EUDA Health Limited [Member]
Related Party Balances and Transactions

Note 14 – Related party balances and transactions

Related party balances

Other receivables – related parties

Name of Related Party	Relationship	Nature	As of June 30, 2022	As of December 31, 2021	As of December 31, 2020
			(Unaudited)
Kent Ridge Pacific Pte Ltd	Shareholders of this entity also are the shareholders of the Company	Related party advance, due on demand	$-	$-	$18,263
KR Hill Capital Pte Ltd*	Shareholders of this entity also are the shareholders of the Company	Related party advance, due on demand	230	237	121
Kent Ridge Medical Ptd Ltd*	Shareholders of this entity also are the shareholders of the Company	Related party advance, due on demand	238	245	121
UG Digital Sdn Bhd*	UGD, subsidiary of the Company owned 40% of this company	Related party advance, due on demand	17,598	284,673	321,880
Janic Limited*	Shareholder of the Company	Related party advance, due on demand	699	720	-
Zukihealth SDN*	Kelvin Chen, Chief Executive Office (“CEO”) and shareholder of the Company, is the shareholder of this entity	Related party advance due on demand	-	3,173	-
Jenifer Goh	President, operation manager, and shareholder of the Company	Employee advance	-	8,527	-
Fresco Investment Pte Ltd*	Fan Know Hin, an immediate family member of a shareholder of the Company, is the shareholder of this entity	Advance due on demand	43	46	-
Total			$18,808	$297,621	$340,385

*	As of date of this report, these receivables have been repaid by the related parties.

EUDA HEALTH LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

Account payable, related parties

Name of Related Party	Relationship	Nature	As of June 30, 2022	As of December 31, 2021	As of December 31, 2020
			(Unaudited)
Cadence Health Pte Ltd	Shareholders of this entity also are the shareholders of the Company	Medical service fee performed for the employee patients of the Company’s corporate customers	$977,705	$2,459,411	$1,469,294

Other payables – related parties

Name of Related Party	Relationship	Nature	As of June 30, 2022	As of December 31, 2021	As of December 31, 2020
			(Unaudited)
Chee Yin Meh	Shareholder of Scotgold Holding Ltd which is the shareholder of the Company	Operating expense paid on behalf of the Company	$91,096	$34,512	$48,443
Jamie Fan Wei Zhi	An immediate family member of a shareholder of the Company	Operating expense paid on behalf of the Company, and Guarantor fee	66,949	40,783	-
Kelvin Chen	CEO and shareholder of the Company	Operating expense paid on behalf of the Company	499,552	295,776	284,726
Jenifer Goh	Shareholder of the Company	Operating expense paid on behalf of the Company	500	-	-
Kent Ridge Health Pte Ltd	Shareholders of this entity also are the shareholders of the Company	Operating expense paid on behalf of the Company	882,669	121,129	97,844
Kent Ridge Pacific Pte Ltd	Shareholders of this entity also are the shareholders of the Company	Operating expense paid on behalf of the Company	51,917	33,483	-
Wilke Services Ltd(1)	Shareholder of the Company	Investment payable	2,666,519	2,746,628	2,801,807
Mount Locke Limited	Shareholder of the Company	Operating expense paid on behalf of the Company	3,751	-	-
Total			$4,262,953	$3,272,311	$3,232,820

(1)	The Company expected the investment payable to Wilke Services Ltd will be forgiven on the closing of the De-SAPC transaction and the payables amount will be credited to additional paid-in capital at the time of closing.

EUDA HEALTH LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

Related party transactions

Revenue from related parties

Name of Related Party	Relationship	Nature	For the Six Months Ended June 30, 2022	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
			(Unaudited)	(Unaudited)
Kent Ridge Pacific Pte Ltd	Shareholders of this entity also are the shareholders of the Company	Sales of medical related software application and other service	$-	$112	$-	$3,894
Cadence Health Pte Ltd	Shareholders of this entity also are the shareholders of the Company	Sales of swab test, and other medical related product	135	3,198	4,640	4,191
Total			$135	$3,310	$4,640	$8,085

Purchase from related parties

Name of Related Party	Relationship	Nature	For the Six Months Ended June 30, 2022	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
			(Unaudited)	(Unaudited)
Cadence Health Pte Ltd	Shareholders of this entity also are the shareholders of the Company	Medical service fee provided for the third party medical service revenue	$496,383	$1,233,513	$2,349,702	$1,532,119

Rental expenses

Name of Related Party	Relationship	Nature	For the Six Months Ended June 30, 2022	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
			(Unaudited)	(Unaudited)
Kent Ridge Pacific Pte Ltd	Shareholders of this entity also are the shareholders of the Company	Office rental	$72,414	$72,907	$143,589	$96,576

EUDA HEALTH LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

Note 13 – Related party balances and transactions

Related party balances

Other receivables – related parties

Name of Related Party	Relationship	Nature	As of September 30, 2022	As of December 31, 2021
			(Unaudited)
KR Hill Capital Pte Ltd	Shareholders of this entity also are the shareholders of the Company	Related party advance, due on demand	$223	$237
Kent Ridge Medical Ptd Ltd	Shareholders of this entity also are the shareholders of the Company	Related party advance, due on demand	231	245
UG Digital Sdn Bhd*	UGD, subsidiary of the Company owned 40% of this company	Related party advance, due on demand	24,256	284,673
Janic Limited	Shareholder of the Company	Related party advance, due on demand	677	720
Zukihealth SDN	Kelvin Chen, Chief Executive Office (“CEO”) and shareholder of the Company, is the shareholder of this entity	Related party advance due on demand	-	3,173
Jennifer Goh*	President, operation manager, and shareholder of the Company	Employee advance	24,035	8,527
Fresco Investment Pte Ltd	Fan Know Hin, an immediate family member of a shareholder of the Company, is the shareholder of this entity	Advance due on demand	-	46
Total			$49,422	$297,621

*	As of date of the issuance of these unaudited condensed financial statements, these receivables have been repaid by the related parties.

Account payable, related parties

Name of Related Party	Relationship	Nature	As of September 30, 2022	As of December 31, 2021
			(Unaudited)
Cadence Health Pte Ltd	Shareholders of this entity also are the shareholders of the Company	Medical service fee performed for the employee patients of the Company’s corporate customers	$294,470	$2,459,411

Other payables – related parties

Name of Related Party	Relationship	Nature	As of September 30, 2022	As of December 31, 2021
			(Unaudited)
Chee Yin Meh	Shareholder of Scotgold Holding Ltd which is the shareholder of the Company	Operating expense paid on behalf of the Company	$163,399	$34,512
Jamie Fan Wei Zhi	An immediate family member of a shareholder of the Company	Operating expense paid on behalf of the Company, and Guarantor fee	75,240	40,783
Kelvin Chen	CEO and shareholder of the Company	Operating expense paid on behalf of the Company	335,071	295,776
Kent Ridge Health Pte Ltd	Shareholders of this entity also are the shareholders of the Company	Operating expense paid on behalf of the Company	965,374	121,129
Kent Ridge Pacific Pte Ltd	Shareholders of this entity also are the shareholders of the Company	Operating expense paid on behalf of the Company	34,133	33,483
Watermark Developments Ltd	Shareholder of the Company	Operating expense paid on behalf of the Company	52,250	-
Wilke Services Ltd(1)	Shareholder of the Company	Investment payable	2,580,535	2,746,628
Mount Locke Limited	Shareholder of the Company	Operating expense paid on behalf of the Company	3,566	-
Total			$4,209,568	$3,272,311

(1)	The Company expected the investment payable to Wilke Services Ltd will be forgiven on the closing of the De-SAPC transaction and the payables amount will be credited to additional paid-in capital at the time of closing.

Related party transactions

Revenue from related parties

Name of Related Party	Relationship	Nature	For the Nine Months Ended September 30, 2022	For the Nine Months Ended September 30, 2021
			(Unaudited)	(Unaudited)
Kent Ridge Pacific Pte Ltd	Shareholders of this entity also are the shareholders of the Company	Sales of medical related software application and other service	$-	$190
Cadence Health Pte Ltd	Shareholders of this entity also are the shareholders of the Company	Sales of swab test, and other medical related product	135	4,278
Total			$135	$4,468

Purchase from related parties

Name of Related Party	Relationship	Nature	For the Nine Months Ended September 30, 2022	For the Nine Months Ended September 30, 2021
			(Unaudited)	(Unaudited)
Cadence Health Pte Ltd	Shareholders of this entity also are the shareholders of the Company	Medical service fee provided for the third party medical service revenue	$496,383	$1,719,279

Rental expenses

Name of Related Party	Relationship	Nature	For the Nine Months Ended September 30, 2022	For the Nine Months Ended September 30, 2021
			(Unaudited)	(Unaudited)
Kent Ridge Pacific Pte Ltd	Shareholders of this entity also are the shareholders of the Company	Office rental	$123,718	$118,224